Exhibit 99.3 Schedule 6

QM ATR Data
Run Date - 12/30/2025 4:32:14 PM

Marketing ID	Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Verified Safe Harbor	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	CDFI Indicator	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Borrower Residency Source	Co Borrower Foreign National Indicator	Co Borrower Residency Source	Residual Income to Qualify?	ATR/QM Residual Income
900000979	XX	XX	XX	Exempt	N/A	No	XX	No				0.00%	Not Required	Not Required	US Citizen		US Citizen		No
900000982	XX	XX	XX	Exempt	N/A	No	XX	No	Yes		06/16/2025	0.00%	Self-Employed		US Citizen				No